Shareholder Report, Line Graph (Details) 74200012600_Franklin High Income Fund_Class A1_TSR Annual {Class A1} - USD ($)											12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2025
Class A1
Account Value [Line Items]
Line Graph and Table Measure Name											Class A1 (with sales charge)
Accumulated Value	$ 16,336	$ 14,198	$ 12,674	$ 14,639	$ 13,190	$ 12,768	$ 12,125	$ 11,831	$ 10,810	$ 9,625	$ 17,487
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg U.S. Aggregate Index
Accumulated Value	11,661	10,452	10,385	12,161	12,271	11,470	10,399	10,527	10,519	10,000	$ 11,998
ICE BofA U.S. High Yield Constrained Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											ICE BofA U.S. High Yield Constrained Index
Accumulated Value	$ 16,803	$ 14,527	$ 13,183	$ 15,340	$ 13,763	$ 13,464	$ 12,666	$ 12,304	$ 11,282	$ 10,000	$ 18,017